Risk Management (Details) - Schedule of Total Assets, Risk-Weighted Assets, and Components of Effective Equity - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [abstract]
Total assets according to the statement of financial position	$ 68,094,956	$ 68,458,932
Investment in subsidiaries that are not consolidated		0
Assets discounted from regulatory capital, other than item 2	11,233,907	13,243,643
Credit equivalents	4,639,857	3,402,423
Contingent credits	2,804,045	2,836,980
Assets generated by the intermediation of financial instruments	83,086	18,622
= (1-2-3+4+5-6) Total assets for regulatory purposes	64,221,865	61,436,070
Assets weighted for credit risk, estimated according to the standard methodology (RAW)	29,551,588	29,921,944
Assets weighted for credit risk, estimated according to internal methodologies (AWCR)	0	0
Market Risk Weighted Assets (MRWA)	7,143,966	5,967,201
Operational Risk Weighted Assets (OPWA)	5,019,913	4,923,679
= (8.a/8.b+9+10) Risk Weighted Assets (RWA)	41,715,467	40,812,824
= (8.a/8.b+9+10) Risk-weighted assets, after applying the output floor (RWA)	41,715,467	40,812,824
Shareholders equity	4,719,697	4,292,440
Non-controlling interest	119,942	104,394
Goodwill	0	0
Excess minority investment	0	0
= (12+13-14-15) Common Equity Equivalent Tier 1 Capital (CET1)	4,839,639	4,396,834
Additional deductions to common equity tier 1, other than item 2	237,716	128,425
= (16-17-2) Common Equity Tier 1 (CET1)	4,601,923	4,268,409
Voluntary (additional) provisions charged as additional capital tier 1 (AT1)	0	0
Subordinated bonds imputed as additional capital level 1 (AT1)	0	0
Preferred shares attributed to additional capital tier 1 (AT1)	0	0
Perpetual bonds attributed to additional capital level 1 (AT1)	629,468	693,382
Discounts applied to AT1	0	0
= (19+20+21+22-23) Additional Tier 1 Capital (AT1)	629,468	693,382
= (18+24) Equity Tier 1	5,231,391	4,961,791
Voluntary (additional) provisions allocated as Tier 2 (T2) capital	179,098	293,000
Subordinated bonds imputed as Tier 2 capital (T2)	1,636,832	1,706,525
= (26+27) Capital nivel 2 equivalente (T2)	1,815,930	1,999,525
Discounts applied to T2	0	0
= (28-29) Tier 2 Capital (T2)	1,815,930	1,999,525
= (25+30) Effective equity	7,047,321	6,961,316
Additional basic capital required for the constitution of the conservation buffer	1,042,887	1,020,321
Additional basic capital required to set up the countercyclical buffer	208,577	204,064
Additional core capital required for banks rated as systemic	625,732	459,144
Additional capital required for the evaluation of the adequacy of effective capital (Pillar 2)	$ 52,144	$ 0